SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of assumptions used to determine the fair value of the options

	As of December 31,
	2019	2020
	RMB	RMB
Expected volatility	37%~40%	37%~41%
Risk-free interest rate (per annum)	2.4%~3.6%	1.7%~2.3%
Exercise multiples	2.2	2.2
Expected dividend yield	0.00%	0.00%
Fair value of underlying ordinary shares	US$2.26~3.87	US$4.08~5.79
Fair value of share option	US$1.59~3.14	US$3.32~5.03

Summary of share option activities under the Option Plans

			Weighted
		Weighted	Average	Weighted
		Average	Remaining	Average	Aggregate
	Number	Exercise	Contract Life	Grant Date	Intrinsic
	of Options	Price	(years)	Fair Value	Value
		US$		US$	US$
Outstanding at January 1, 2021	36,579,248	0.37	5.63	1.13	318,660
Exercised	(11,798,979)	0.28		0.63
Forfeited	(1,121,620)	0.80		3.59
Outstanding at December 31, 2021	23,658,649	0.50	5.45	1.69	52,644
Expect to vest at December 31, 2021	5,091,956	0.80	7.96	3.42	39,106
Exercisable at December 31, 2021	18,566,693	0.39	4.51	1.03	13,538

Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of restricted shares activity

	Number of
	Restricted Share	Weighted Average
	Units	Grant Date Fair Value
		US$
Unvested at January 1, 2021	16,403,126	4.22
Granted	9,253,000	6.04
Vested	(4,531,090)	4.00
Forfeited	(687,452)	6.75
Unvested at December 31, 2021	20,437,584	4.98
Expected to vest at December 31, 2021	20,437,584	4.98

JD Employee Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of restricted shares activity

	Number of
	Restricted Share	Weighted Average
	Units	Fair Value
		US$
Unvested at January 1, 2021	85,560	20.93
Vested	(56,131)	20.93
Unvested at December 31, 2021	29,429	20.93
Expected to vest at December 31, 2021	29,429	20.93